Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Current Assets
Cash	$ 139,666	$ 51,016	$ 360,323
Accounts receivable	208,888	92,823	20,900
Royalties receivable	$ 65,413	$ 75,000	55,633
Related party receivable			100,000
Inventory	$ 253,452	$ 169,292	$ 200,471
Prepaid expenses	206,235	333,572
Total Current Assets	873,654	721,703	$ 737,327
Long Term Assets
Property and equipment, net	37,652	42,292	830
Other assets
Deposits	27,480	27,480	$ 4,513
Intangible assets, net	37,472	52,264
TOTAL ASSETS	976,258	843,739	$ 742,670
Current Liabilities
Accounts payable	604,104	446,063	131,144
Related party payable	95,620	95,620	135,932
Accrued expenses and interest	67,507	129,182	31,155
Customer deposits	210,100	$ 158,467	$ 41,249
Line of credit	34,197
Total Current Liabilities	1,011,528	$ 829,332	$ 339,480
Note payable, net	2,307,960	1,705,417	1,000,219
Total Liabilities	$ 3,319,488	$ 2,534,749	$ 1,339,699
Commitments and contingencies (Note 8)
Stockholders' Deficit
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014
Common stock, $0.0001 par value, 250,000,000 shares authorized, 4,098,500, 4,073, 500 and 4,000,000 shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014, respectively	$ 409	$ 407	$ 400
Additional paid in capital	4,444,505	4,319,074	3,819,267
Accumulated deficit	(6,788,144)	(6,010,491)	(4,416,696)
Total Stockholders' Deficit	(2,343,230)	(1,691,010)	(597,029)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 976,258	$ 843,739	$ 742,670